Debt (Tables)	12 Months Ended
Jun. 30, 2011
Debt (Tables) [Abstract]
Outstanding borrowings

June 30,	2010

7.98% Private placement debt, paid at maturity in November 2010	$25,000
Revolving credit facility	50,000

Total outstanding debt	75,000
Less: Payable within one year	75,000

Long-term portion of outstanding debt	$0